Notes to the Consolidated Statement of Cash Flows - Summary of Notes to Statement of Consolidated Cash Flows (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
(Loss)/profit before income tax	¥ (16,488)	¥ 4,299	¥ 3,856
Adjustments for:
Depreciation of property, plant and equipment	9,067	9,078	14,616
Depreciation of right-of-use assets	12,367	12,298	43
Depreciation of investment properties	12	25	26
Amortization of intangible assets	239	143	160
Amortization of lease prepayments			43
Amortization of other non-current assets	570	536	468
Gains on disposal of property, plant and equipment	(17)	(22)	(267)
Gain on disposal of prepayments for land use rights			(210)
Gain on disposal of investment in a subsidiary		(64)
Gain on disposal of an investment in an associate			(5)
Dividend income from equity investments at fair value through other comprehensive income	(12)	(19)	(23)
Dividend income from a financial asset at fair value through profit or loss	(6)	(3)	(6)
Share of results of associates	82	(265)	(170)
Net foreign exchange (gains)/loss	(2,746)	890	1,983
Share of results of joint ventures	13	(17)	(34)
Financial asset at fair value through profit or loss	26	(25)	27
(Gain)/loss on fair value changes of derivative financial instruments			(311)
COVID-19-related rent concessions from lessors	(3)
Impairment charges	184	4	318
Impairment losses on financial assets, net	32	16	27
Interest income	(166)	(96)	(110)
Interest expense	5,214	5,169	3,727
Operating profit before working capital changes	8,534	32,043	24,115
Changes in working capital
Flight equipment spare parts	200	(457)	(66)
Trade and notes receivables	593	(275)	708
Prepayments and other receivables	2,893	(2,336)	(2,056)
Contract liabilities	(6,686)	1,281	1,051
Restricted bank deposits and short-term bank deposits	(6)	9	35
Trade and bills payables	(657)	(163)	856
Other payables and accruals	(983)	1,459	36
Staff housing allowances			(36)
Other long-term liabilities	(2,174)	(1,916)	(525)
Post-retirement benefit obligations	(46)	(125)	42
Provision for lease return costs for aircraft and engines	(188)	617	(113)
Cash generated from operations	¥ 1,480	¥ 30,137	¥ 24,047